Deposits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Demand non-interest bearing
Domestic	$ 2,509,544	$ 2,536,192
Foreign	648,507	613,426
Total demand non-interest bearing	3,158,051	3,149,618
Savings and interest bearing demand
Domestic	2,589,675	2,450,102
Foreign	614,053	570,120
Total savings and interest bearing demand	3,203,728	3,020,222
$100,000 or more
Time, certificate of deposit	1,586,265
Less than $100,000
Domestic	389,682	430,102
Foreign	272,363	287,563
Total time, certificates of deposit	2,248,310	2,366,413
Total deposits	8,610,089	8,536,253
Savings and interest bearing demand
Domestic	3,922	3,026	$ 2,998
Foreign	640	567	599
Total savings and interest bearing demand	4,562	3,593	3,597
$100,000 or more
Domestic	3,881	4,693	4,615
Foreign	3,929	4,116	4,529
Less than $100,000
Domestic	1,447	1,680	2,074
Foreign	706	744	815
Total time, certificates of deposit	9,963	11,233	12,033
Total interest expense on deposits	14,525	14,826	$ 15,630
Domestic
$100,000 or more
Time, certificate of deposit	748,104	800,393
Foreign
$100,000 or more
Time, certificate of deposit	$ 838,161	$ 848,355